SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED (Details)	Dec. 31, 2022 USD ($)
Annual minimum rental income to be received in the next 5 years:
2023	$ 264,615
2024	88,205
Total	$ 352,820